Note 4 - Revenue 2 (Details Textual) $ in Millions	Dec. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 20.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Amount	$ 2.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Amount	$ 0.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Year)	1 year